Investment Objectives and Goals	Oct. 31, 2023
Lord Abbett Focused Growth Fund | Lord Abbett Focused Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Focused Growth Fund
Lord Abbett Fundamental Equity Fund | Lord Abbett Fundamental Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Fundamental Equity Fund
Lord Abbett Growth Leaders Fund | Lord Abbett Growth Leaders Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Growth Leaders Fund
Lord Abbett Micro-Cap Growth Fund | Lord Abbett Micro-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Micro-Cap Growth Fund
Lord Abbett Value Opportunities Fund | Lord Abbett Value Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Value Opportunities Fund